Debt - Additional Information (Detail) $ in Thousands											3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 21, 2020 USD ($)	Dec. 15, 2020 USD ($)	Dec. 02, 2020 USD ($)	Oct. 23, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jun. 19, 2020 USD ($)	Mar. 16, 2020	Jan. 23, 2019 USD ($)	Jan. 22, 2019 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 USD ($)	Dec. 22, 2008 USD ($)
Line of Credit Facility [Line Items]
Debt instrument carrying amount											$ 110,675	$ 110,000	$ 110,675		$ 0
Interest expense											1,870	616	5,579
Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.50%
Eurodollar [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument carrying amount											109,175	110,000	109,175		0
Line of credit facility, average outstanding amount												110,000
Unamortized debt issuance expense												3,000
Promissory Note One [Member]
Line of Credit Facility [Line Items]
Debt instrument maturity date							Jun. 30, 2021
Debt instrument, periodic payment, principal						$ 15,200
Debt instrument, periodic payment, interest						$ 65
Debt Instrument, Face Amount							$ 15,200
Debt Instrument, Interest Rate, Stated Percentage							2.10%
Debt Instrument, Frequency of Periodic Payment							annually
Gaurantee Note One [Member]
Line of Credit Facility [Line Items]
Debt instrument maturity date						Aug. 31, 2021
Debt instrument, periodic payment, principal		$ 15,200
Debt instrument, periodic payment, interest		122
Debt Instrument, Face Amount						$ 15,200
Debt Instrument, Interest Rate, Stated Percentage						2.75%
Debt Instrument, Frequency of Periodic Payment						annually
Promissory Note Two [Member]
Line of Credit Facility [Line Items]
Debt instrument maturity date					Oct. 23, 2021
Debt instrument, periodic payment, principal		29,200
Debt instrument, periodic payment, interest		138
Debt Instrument, Face Amount					$ 29,200
Debt Instrument, Interest Rate, Stated Percentage					2.75%
Debt Instrument, Frequency of Periodic Payment					annually
Promissory Note Three [Member]
Line of Credit Facility [Line Items]
Debt instrument maturity date				Oct. 02, 2021
Debt instrument, periodic payment, principal		31,700
Debt instrument, periodic payment, interest		48
Debt Instrument, Face Amount				$ 31,700
Debt Instrument, Interest Rate, Stated Percentage				2.75%
Debt Instrument, Frequency of Periodic Payment				annually
Antares Capital [Member]
Line of Credit Facility [Line Items]
Interest Expense, Debt											$ 1,870	616		$ 5,579
Antares Capital [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line credit		$ 15,000
Line of credit maturity date		Dec. 21, 2026
Proceeds from line of credit													1,500
Line of credit outstanding												15,000
Repayment of line of credit												100
Antares Capital [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Repayment of line of credit													100
Antares Capital [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument carrying amount		$ 110,000
Debt instrument maturity date		Dec. 21, 2026
Repayment of debt												250
Debt instrument periodic payment	$ 275
Antares Capital [Member] | Term Loan [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Repayment of debt													$ 250
Columbia Bank [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																		$ 350
Line of credit facility, borrowing capacity, rate																	90
Columbia Bank [Member] | Line of Credit [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																	$ 4,500
Columbia Bank [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate description																	variable interest rate at the prime rate plus 1% with a floor of 5%.
Debt instrument, periodic payment, principal									$ 2,000
Debt instrument, periodic payment, interest									$ 32
Columbia Bank [Member] | Line of Credit [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate																	5.00%
Columbia Bank [Member] | Line of Credit [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate																	1.00%
Branch Banking And Trust Company [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										$ 10,000
Line of credit facility, interest rate description								The BB&T Line of Credit initially bore an interest at Prime Rate plus 0.25% which was changed to LIBOR rate plus 2.25%
Line of credit facility, unused capacity, commitment fee percentage								0.125%
Interest expense												$ 1			$ 127	$ 42
Branch Banking And Trust Company [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Debt instrument maturity date										Jan. 22, 2021
Debt instrument, periodic payment, principal			$ 2,000
Debt instrument, periodic payment, interest			$ 4
Branch Banking And Trust Company [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								2.25%
Debt instrument, description of variable rate basis								LIBOR rate plus 2.25%
Branch Banking And Trust Company [Member] | Line of Credit [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								0.25%
Branch Banking And Trust Company [Member] | Line of Credit [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument maturity date								Jun. 15, 2022